Taxation - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 172,873	$ 502,037
Allowance for doubtful accounts	2,915	928
Total deferred tax assets	$ 175,788	$ 502,965